SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Electric Plant and Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ELECTRIC PLANT AND DEPRECIATION:
Interest rates charged during construction (as a percent)	4.40%	4.70%	4.80%
Interest capitalized during construction	$ 13.5	$ 15.0	$ 13.0